Portfolio Market Risk Measures (Details) - Credit risk [member]	12 Months Ended
Oct. 31, 2023
Default [member] | PD segment 9 [member]
Disclosure of credit risk exposure [line items]
PD Range	100.00%
Bottom of range [member] | Low risk [member] | PD segment 1 [member]
Disclosure of credit risk exposure [line items]
PD Range	0.00%
Bottom of range [member] | Normal risk [member] | PD segment 2 [member]
Disclosure of credit risk exposure [line items]
PD Range	0.16%
Bottom of range [member] | Normal risk [member] | PD segment 3 [member]
Disclosure of credit risk exposure [line items]
PD Range	0.42%
Bottom of range [member] | Medium risk [member] | PD segment 4 [member]
Disclosure of credit risk exposure [line items]
PD Range	1.11%
Bottom of range [member] | Medium risk [member] | PD segment 5 [member]
Disclosure of credit risk exposure [line items]
PD Range	2.94%
Bottom of range [member] | High risk [member] | PD segment 6 [member]
Disclosure of credit risk exposure [line items]
PD Range	4.75%
Bottom of range [member] | High risk [member] | PD segment 7 [member]
Disclosure of credit risk exposure [line items]
PD Range	7.60%
Bottom of range [member] | High risk [member] | PD segment 8 [member]
Disclosure of credit risk exposure [line items]
PD Range	18.25%
Top of range [member] | Low risk [member] | PD segment 1 [member]
Disclosure of credit risk exposure [line items]
PD Range	0.15%
Top of range [member] | Normal risk [member] | PD segment 2 [member]
Disclosure of credit risk exposure [line items]
PD Range	0.41%
Top of range [member] | Normal risk [member] | PD segment 3 [member]
Disclosure of credit risk exposure [line items]
PD Range	1.10%
Top of range [member] | Medium risk [member] | PD segment 4 [member]
Disclosure of credit risk exposure [line items]
PD Range	2.93%
Top of range [member] | Medium risk [member] | PD segment 5 [member]
Disclosure of credit risk exposure [line items]
PD Range	4.74%
Top of range [member] | High risk [member] | PD segment 6 [member]
Disclosure of credit risk exposure [line items]
PD Range	7.59%
Top of range [member] | High risk [member] | PD segment 7 [member]
Disclosure of credit risk exposure [line items]
PD Range	18.24%
Top of range [member] | High risk [member] | PD segment 8 [member]
Disclosure of credit risk exposure [line items]
PD Range	99.99%